March 31, 2026
2026 Quarterly Report (Unaudited)

Advantage CoreAlpha Bond Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$238	$ 240,310
Affirm Asset Securitization Trust(a)
Series 2023-X1, Class D, 9.55%, 11/15/28	211	211,587
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,501,826
Series 2024-X1, Class D, 7.29%, 05/15/29	1,750	1,750,388
Series 2024-X2, Class C, 5.62%, 12/17/29	1,050	1,050,771
Series 2024-X2, Class D, 6.08%, 12/17/29	525	526,316
Series 2025-X1, Class B, 5.19%, 04/15/30	2,000	2,001,897
Series 2025-X1, Class D, 6.11%, 04/15/30	2,000	2,008,771
Series 2025-X2, Class C, 4.93%, 10/15/30	750	751,003
Affirm Master Trust(a)
Series 2025-3A, Class B, 4.75%, 10/16/34	1,460	1,450,946
Series 2025-3A, Class C, 4.89%, 10/16/34	2,600	2,582,916
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	112	112,877
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	102	100,375
Series 2021-N2, Class C, 1.07%, 03/10/28	287	281,620
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. Term SOFR + 0.61%), 4.29%, 02/26/35(b)	47	44,901
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. Term SOFR + 0.86%), 4.54%, 03/25/34(b)	3	3,468
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	793,585
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A3, 4.28%, 02/01/36	85	83,505
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class B, 8.31%, 10/21/30	781	789,316
Series 2025-A, Class A, 7.29%, 10/20/31	520	524,416
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,468,565
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,596,046
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30	510	514,596
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(a)	1,670	1,671,731
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(a)	900	900,591
Westlake Automobile Receivables Trust(a)
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,926,102
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,091,221
Series 2024-1A, Class D, 6.02%, 10/15/29	1,360	1,384,991
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,070,514
Total Asset-Backed Securities — 5.4% (Cost: $36,469,191)		36,435,151

Security	Shares	Value
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	$ 1
Edcon Holdco 2	163,560	—
		1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
7.75%, 04/15/28	$136	136,645
7.50%, 06/01/29	82	82,346
7.88%, 04/01/30	61	63,837
7.13%, 02/15/31	71	74,386
7.50%, 03/15/33	63	66,717
Omnicom Group, Inc., 3.38%, 03/01/41	78	57,161
		481,092
Aerospace & Defense — 0.4%
Bombardier, Inc.(a)
7.25%, 07/01/31	168	176,050
6.75%, 06/15/33	276	285,027
7.45%, 05/01/34	130	140,422
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	239,718
General Dynamics Corp., 2.25%, 06/01/31	550	495,073
General Electric Co., 4.90%, 01/29/36	245	245,198
Moog, Inc., 5.50%, 10/15/34(a)	65	65,204
TransDigm, Inc.(a)
7.13%, 12/01/31	187	193,013
6.63%, 03/01/32	187	190,716
6.38%, 05/31/33	350	348,134
6.25%, 01/31/34	15	15,166
6.75%, 01/31/34	40	40,524
		2,434,245
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	148	153,934
Automobile Components(a) — 0.2%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31	369	346,768
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31	55	54,220
6.38%, 04/15/34	65	63,092
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	318	329,265
IHO Verwaltungs GmbH, (8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(e)	110	112,687
Phinia, Inc.
6.75%, 04/15/29	76	77,372
6.63%, 10/15/32	69	70,131
		1,053,535
Automobiles — 0.3%
American Honda Finance Corp., 4.90%, 03/13/29(f)	450	452,983
Carvana Co.(a)(e)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	126	130,749
(9.00% PIK), 9.00%, 06/01/31	54	58,390

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC, 5.75%, 04/06/33	$495	$ 485,768
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	196	209,493
Nissan Motor Acceptance Co. LLC(a)
7.05%, 09/15/28	46	46,717
6.13%, 09/30/30	108	103,792
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	106	106,811
7.75%, 07/17/32	215	217,708
8.13%, 07/17/35	211	217,086
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	96	93,281
		2,122,778
Banks — 2.4%
Bank of Montreal
2.65%, 03/08/27	435	428,679
5.72%, 09/25/28	20	20,595
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	215,208
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29(f)	300	306,543
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	145,133
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	35	37,764
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27(f)	855	860,316
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	574,831
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,731,449
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)	1,410	1,506,806
Morgan Stanley Private Bank NA, (1-day SOFR + 1.08%), 4.73%, 07/18/31(b)	1,825	1,819,347
Royal Bank of Canada
3.63%, 05/04/27	630	626,215
5.20%, 08/01/28	40	40,793
5.00%, 02/01/33	10	10,077
Santander U.K. Group Holdings PLC, (3-mo. SOFR US + 1.66%), 3.82%, 11/03/28(b)	240	236,911
Truist Financial Corp., (1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,464
U.S. Bancorp(b)
(1-day SOFR + 1.41%), 5.42%, 02/12/36(f)	965	986,085
(1-day SOFR + 1.86%), 5.68%, 01/23/35	155	160,093
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35	775	771,572
(1-day SOFR + 1.50%), 3.35%, 03/02/33	433	397,574
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	106,885
(1-day SOFR + 1.79%), 6.30%, 10/23/29	308	320,780
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	843,487
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	194,896
(1-day SOFR + 2.10%), 4.90%, 07/25/33	409	406,908
(1-day SOFR + 2.53%), 3.07%, 04/30/41	70	52,553
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1,374	1,270,921
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	80	75,478
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	535	530,378
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	360	317,158
Westpac Banking Corp., 2.96%, 11/16/40	120	88,910
Zions Bancorp NA, (1-day SOFR + 1.06%), 4.48%, 02/09/29(b)	760	754,325
		15,848,134
Beverages — 0.4%
Coca-Cola Co.
3.00%, 03/05/51(f)	90	58,832
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
5.30%, 05/13/54	$610	$ 584,654
5.40%, 05/13/64	400	380,469
Diageo Capital PLC
2.13%, 04/29/32	380	327,803
5.50%, 01/24/33	725	748,576
PepsiCo, Inc., 4.65%, 02/15/53	365	315,239
		2,415,573
Biotechnology — 0.5%
Amgen, Inc.
2.60%, 08/19/26	800	795,288
5.65%, 03/02/53	165	159,809
5.65%, 02/19/56	115	111,484
Genmab AS/Genmab Finance LLC(a)
6.25%, 12/15/32	56	57,413
7.25%, 12/15/33	362	378,917
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,162,721
		3,665,632
Building Materials — 0.4%
Carlisle Cos., Inc., 5.55%, 09/15/40	100	99,113
CRH America Finance, Inc., 5.50%, 01/09/35	1,235	1,261,639
Eagle Materials, Inc., 2.50%, 07/01/31	555	495,683
Martin Marietta Materials, Inc., 5.15%, 12/01/34	620	620,223
Masco Corp., 2.00%, 10/01/30	160	142,207
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	80,283
		2,699,148
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40	200	200,591
3.13%, 12/15/49	110	72,879
5.40%, 06/25/64(f)	30	28,165
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	277,796
5.80%, 09/15/62	55	52,247
QXO Building Products, Inc., 6.75%, 04/30/32(a)	369	376,377
		1,008,055
Capital Markets — 0.9%
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	743,927
Ares Capital Corp.
2.15%, 07/15/26	352	349,088
2.88%, 06/15/28	425	401,290
ARES Capital Corp., 5.10%, 01/15/31	200	192,299
Ares Management Corp., 5.60%, 10/11/54	463	407,834
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	266,793
Charles Schwab Corp.
5.88%, 08/24/26	415	417,397
2.45%, 03/03/27	45	44,306
3.20%, 01/25/28	4	3,935
1.65%, 03/11/31	3	2,614
2.30%, 05/13/31	13	11,694
1.95%, 12/01/31(f)	105	91,387
2.90%, 03/03/32(f)	4	3,621
(1-day SOFR + 1.23%), 4.91%, 11/14/36(b)	540	524,888
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	358	374,161
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	92	94,525
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	32,558
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(f)	190	186,799
10.00%, 11/15/29(a)	205	201,955
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
9.00%, 06/15/30(f)	$96	$ 90,029
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	66	66,962
LPL Holdings, Inc., 5.65%, 03/15/35	945	936,905
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	85	85,011
8.00%, 08/01/33	75	74,040
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	44	44,468
StoneX Group, Inc., 7.88%, 03/01/31(a)	228	236,807
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	209	214,749
		6,100,042
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.70%, 05/15/40(f)	87	64,001
Celanese U.S. Holdings LLC
7.05%, 11/15/30	57	60,254
7.38%, 07/15/32	57	59,494
7.38%, 02/15/34	59	60,447
Chemours Co.(a)
8.00%, 01/15/33	247	248,349
7.88%, 03/15/34(f)	263	262,923
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	233	232,147
FMC Corp.
5.65%, 05/18/33	86	76,095
6.38%, 05/18/53	47	35,413
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	121	118,671
Rain Carbon, Inc., 12.25%, 09/01/29(a)	154	158,443
RPM International, Inc.(f)
3.75%, 03/15/27	105	104,099
2.95%, 01/15/32	227	204,064
Sherwin-Williams Co., 5.15%, 08/15/35(f)	1,400	1,406,971
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	286	278,956
Tronox, Inc.(a)(f)
4.63%, 03/15/29	180	144,127
9.13%, 09/30/30	156	155,800
		3,670,254
Commercial Services & Supplies — 0.9%
ADT Security Corp., 5.88%, 10/15/33(a)	74	71,670
Automatic Data Processing, Inc., 4.75%, 05/08/32	680	686,975
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	136	136,859
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	55	53,732
Deluxe Corp., 8.13%, 09/15/29(a)	60	62,285
Ford Foundation
Series 2020, 2.42%, 06/01/50(f)	5	2,947
Series 2020, 2.82%, 06/01/70	30	16,725
FTAI Aviation Investors LLC(a)
7.88%, 12/01/30	93	97,110
7.00%, 05/01/31	90	92,262
7.00%, 06/15/32	176	180,420
Georgetown University, Series 20A, 2.94%, 04/01/50	27	17,207
Graham Holdings Co., 5.63%, 12/01/33(a)	102	99,922
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	176,465
Northwestern University, Series 2020, 2.64%, 12/01/50	266	163,281
President and Fellows of Harvard College, 2.52%, 10/15/50(f)	54	32,502
Quanta Services, Inc.
2.90%, 10/01/30	890	825,519
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Quanta Services, Inc. (continued)
5.10%, 08/09/35	$360	$ 355,055
3.05%, 10/01/41	605	442,359
RELX Capital, Inc., 5.25%, 03/27/35	120	121,409
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50(f)	72	42,979
TR Finance LLC, 3.35%, 05/15/26	800	798,688
United Rentals North America, Inc., 5.38%, 11/15/33(a)	57	55,426
University of Chicago
Series 20B, 2.76%, 04/01/45(f)	148	115,663
Series C, 2.55%, 04/01/50	157	100,848
University of Southern California
4.98%, 10/01/53(f)	10	9,134
Series 21A, 2.95%, 10/01/51	190	121,857
Verisk Analytics, Inc., 4.13%, 03/15/29	1,056	1,050,180
Yale University, Series 2020, 2.40%, 04/15/50(f)	272	159,881
		6,089,360
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60%, 05/23/29	260	260,369
5.40%, 04/15/34(f)	625	632,496
5.55%, 08/15/35	230	235,150
5.50%, 09/01/44	927	885,840
		2,013,855
Construction & Engineering(a) — 0.1%
AECOM, 6.00%, 08/01/33	66	65,928
HTA Group Ltd., 7.50%, 06/04/29	282	285,525
Tutor Perini Corp., 11.88%, 04/30/29	108	118,309
		469,762
Consumer Finance — 1.3%
American Express Co.
4.05%, 05/03/29	186	185,266
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	723,921
(1-day SOFR + 1.24%), 4.80%, 10/24/36(b)	390	377,095
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	260,598
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	1,155	1,175,737
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(f)	147	132,150
Bread Financial Holdings, Inc.(a)
6.75%, 05/15/31	100	99,225
(5-year CMT + 4.30%), 8.38%, 06/15/35(b)(f)	70	70,775
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	979,886
(1-day SOFR + 2.37%), 5.27%, 05/10/33	105	104,797
(1-day SOFR + 2.64%), 6.31%, 06/08/29	93	96,163
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34	710	814,262
Enova International, Inc.(a)
11.25%, 12/15/28(f)	132	139,633
9.13%, 08/01/29	196	200,524
EZCORP, Inc., 7.38%, 04/01/32(a)	55	57,454
Mastercard, Inc.
4.55%, 01/15/35	385	378,184
2.95%, 03/15/51	1,580	1,009,971
OneMain Finance Corp.
6.63%, 05/15/29	115	115,112
7.88%, 03/15/30	134	138,285
7.50%, 05/15/31	251	252,340
7.13%, 11/15/31	67	66,383
6.75%, 09/15/33	44	42,190
S&P Global, Inc.
5.25%, 09/15/33	95	97,774
4.80%, 12/04/35(a)(f)	285	279,269

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
S&P Global, Inc. (continued)
2.30%, 08/15/60(f)	$463	$ 223,676
SLM Corp., 6.50%, 01/31/30	31	30,433
Synchrony Financial, 7.25%, 02/02/33	277	282,923
Visa, Inc., 3.65%, 09/15/47(f)	385	293,300
		8,627,326
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos, Inc., 5.75%, 03/31/34(a)	111	108,596
Costco Wholesale Corp., 1.75%, 04/20/32(f)	160	138,286
Kroger Co., 5.00%, 09/15/34	240	236,967
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,100	998,519
U.S. Foods, Inc.(a)
6.88%, 09/15/28	67	68,478
7.25%, 01/15/32	125	129,346
5.75%, 04/15/33	152	151,324
Walmart, Inc.
4.90%, 04/28/35	1,595	1,617,290
4.50%, 09/09/52	200	172,441
		3,621,247
Containers & Packaging — 0.2%
Ardagh Group SA, (5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(a)(e)	147	123,531
Packaging Corp. of America
5.70%, 12/01/33	420	435,755
4.05%, 12/15/49	900	686,262
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	140	146,808
		1,392,356
Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	880	865,337
Diversified REITs — 0.6%
American Tower Corp.
5.80%, 11/15/28	280	288,753
5.00%, 01/31/30	60	60,699
5.40%, 01/31/35	70	70,633
ERP Operating LP, 4.65%, 09/15/34	330	321,620
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/34	500	492,195
5.75%, 11/01/37	200	193,574
Iron Mountain, Inc.(a)
7.00%, 02/15/29	90	91,729
5.63%, 07/15/32	53	51,451
6.25%, 01/15/33(f)	198	197,367
Millrose Properties, Inc.(a)
6.38%, 08/01/30	137	136,957
6.25%, 09/15/32	162	159,020
Prologis LP, 5.25%, 06/15/53(f)	145	135,118
Rithm Capital Corp.(a)
8.00%, 04/01/29	273	268,204
8.00%, 07/15/30	90	86,866
VICI Properties LP
5.75%, 04/01/34	930	938,550
5.63%, 04/01/35	610	607,153
5.63%, 05/15/52(f)	77	68,792
		4,168,681
Diversified Telecommunication Services — 1.5%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	395	406,977
AT&T, Inc.
4.55%, 11/01/32	2,200	2,162,531
4.85%, 03/01/39	385	358,558
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
6.00%, 04/30/56	$870	$ 851,216
Cisco Systems, Inc., 4.95%, 02/24/32	1,000	1,020,520
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	352	369,790
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(e)	360	363,513
10.75%, 11/30/29	325	351,081
Flash Compute LLC, 7.25%, 12/31/30(a)	40	40,272
GCI LLC, 4.75%, 10/15/28(a)	116	112,261
Level 3 Financing, Inc., 6.88%, 06/30/33(a)	293	298,640
Sprint Capital Corp., 8.75%, 03/15/32	740	879,912
Telecom Italia Capital SA
6.00%, 09/30/34(f)	70	71,127
7.20%, 07/18/36	91	98,272
7.72%, 06/04/38	92	102,459
Verizon Communications, Inc.
5.25%, 04/02/35	910	911,122
5.40%, 07/02/37	812	809,039
5.88%, 11/30/55	55	53,497
Viasat, Inc.(a)
6.50%, 07/15/28	95	93,869
7.50%, 05/30/31	329	325,120
WULF Compute LLC, 7.75%, 10/15/30(a)(f)	220	232,470
		9,912,246
Electric Utilities — 2.7%
AEP Texas, Inc., 5.25%, 05/15/52	140	124,876
AEP Texas, Inc., RB, Series I, 2.10%, 07/01/30	260	235,312
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,726
Series O, 4.50%, 06/15/52	130	106,868
Alabama Power Co., 3.45%, 10/01/49	370	257,163
Alpha Generation LLC, 6.25%, 01/15/34(a)	29	28,488
Ameren Illinois Co., 5.55%, 07/01/54	75	72,084
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	88,803
Arizona Public Service Co.
2.95%, 09/15/27	300	293,488
5.70%, 08/15/34	50	51,747
Atlantic City Electric Co., 2.30%, 03/15/31	370	333,319
Baltimore Gas and Electric Co., 2.90%, 06/15/50(f)	170	106,834
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	162,242
Black Hills Corp., 6.00%, 01/15/35	150	155,714
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,662
Series AH, 3.60%, 03/01/52	55	39,370
Series AJ, 4.85%, 10/01/52	75	65,788
Series AQ, 4.95%, 08/15/35	125	123,664
Commonwealth Edison Co.
2.20%, 03/01/30	190	174,568
4.00%, 03/01/49	90	68,763
Series 130, 3.13%, 03/15/51	70	45,292
Connecticut Light and Power Co., 4.95%, 01/15/30	80	81,341
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	127,363
Series 2006-A, 5.85%, 03/15/36	500	527,539
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	183,284
Consumers Energy Co.
4.60%, 05/30/29	50	50,347
4.63%, 05/15/33(f)	110	108,934
2.65%, 08/15/52	72	43,057
4.20%, 09/01/52	60	47,413
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy, Inc.
5.38%, 11/15/32	$140	$ 143,235
Series C, 3.38%, 04/01/30	58	55,378
DTE Electric Co., Series B, 3.65%, 03/01/52	217	157,040
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	93,692
Duke Energy Corp.
2.65%, 09/01/26	300	297,898
4.85%, 01/05/29	180	182,206
4.20%, 06/15/49	530	403,686
5.00%, 08/15/52	60	51,341
Duke Energy Florida LLC, 5.88%, 11/15/33	85	90,244
Duke Energy Indiana LLC
5.25%, 03/01/34(f)	60	61,446
5.40%, 04/01/53	20	18,569
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	79,880
Duke Energy Progress LLC, 5.10%, 03/15/34	50	50,958
Entergy Arkansas LLC, 5.75%, 06/01/54	30	29,300
Entergy Louisiana LLC, 5.65%, 04/15/56	295	283,395
Entergy Mississippi LLC
5.00%, 09/01/33	180	180,698
5.85%, 06/01/54	40	39,231
Entergy Texas, Inc., 3.55%, 09/30/49	220	153,882
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	90,626
Evergy Metro, Inc., 5.40%, 04/01/34	35	35,959
Evergy, Inc., 2.90%, 09/15/29	50	47,388
Eversource Energy, Series M, 3.30%, 01/15/28	200	195,860
Exelon Corp.
5.15%, 03/15/29	45	45,865
5.60%, 03/15/53	70	65,931
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	24,617
Florida Power & Light Co.
4.80%, 05/15/33	55	55,037
4.05%, 10/01/44	300	243,766
3.15%, 10/01/49	40	26,774
2.88%, 12/04/51	90	55,967
5.60%, 02/15/66	55	52,984
Georgia Power Co., 4.85%, 03/15/31	300	303,730
Idaho Power Co., 5.80%, 04/01/54	70	69,787
Indiana Michigan Power Co., 5.63%, 04/01/53	50	48,128
Interstate Power and Light Co.
2.30%, 06/01/30	20	18,277
5.60%, 06/29/35	20	20,490
Kentucky Utilities Co., 3.30%, 06/01/50	60	40,290
MidAmerican Energy Co.
3.10%, 05/01/27(f)	100	99,002
3.15%, 04/15/50	60	39,680
2.70%, 08/01/52	105	63,126
National Grid PLC, 5.42%, 01/11/34(f)	90	91,712
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(f)	330	323,660
5.15%, 06/15/29	80	81,710
Nevada Power Co., 6.00%, 03/15/54	90	90,126
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	242,866
2.25%, 06/01/30	200	182,252
4.40%, 03/01/31	200	198,207
5.00%, 07/15/32	50	50,348
5.55%, 03/15/54	80	75,202
Northern States Power Co.
5.40%, 03/15/54(f)	85	80,558
5.65%, 06/15/54	70	68,725
NSTAR Electric Co.
3.10%, 06/01/51	110	71,609
Security	Par (000)	Value
Electric Utilities (continued)
NSTAR Electric Co. (continued)
4.95%, 09/15/52	$90	$ 79,658
Oglethorpe Power Corp., 6.20%, 12/01/53	65	66,161
Ohio Power Co., 5.65%, 06/01/34(f)	150	154,030
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	62,328
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	87,870
4.60%, 06/01/52	40	32,708
4.95%, 09/15/52	70	61,482
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	96,749
4.55%, 07/01/30	65	64,119
6.95%, 03/15/34	10	10,951
3.30%, 08/01/40	90	67,308
4.95%, 07/01/50	270	223,662
3.50%, 08/01/50	190	125,626
6.75%, 01/15/53	70	72,631
5.90%, 10/01/54	95	88,526
PacifiCorp, 4.13%, 01/15/49	280	205,264
PECO Energy Co., 3.05%, 03/15/51	70	45,326
PG&E Corp., 5.00%, 07/01/28	138	136,920
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	144,493
5.25%, 05/15/53(f)	130	120,492
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,350
5.75%, 05/15/54	130	126,278
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	149,208
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	78,270
5.20%, 03/01/34	295	300,010
2.05%, 08/01/50	105	55,445
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	94,617
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	87,398
Sempra
3.70%, 04/01/29	140	136,744
5.50%, 08/01/33	100	102,978
Southern California Edison Co.
5.45%, 06/01/31(f)	240	245,507
3.65%, 02/01/50(f)	100	68,587
5.75%, 04/15/54	20	18,563
Series C, 4.13%, 03/01/48	370	276,925
Southern Co.
3.25%, 07/01/26	350	349,334
5.70%, 03/15/34(f)	185	191,703
System Energy Resources, Inc., 5.30%, 12/15/34	820	817,850
Talen Energy Supply LLC(a)
6.25%, 02/01/34	185	182,939
6.50%, 02/01/36(f)	205	206,421
Tampa Electric Co.(f)
5.15%, 03/01/35	755	757,170
3.45%, 03/15/51	35	24,213
Tucson Electric Power Co.
1.50%, 08/01/30	90	79,007
5.50%, 04/15/53	30	27,992
Union Electric Co.
4.00%, 04/01/48	230	177,585
5.45%, 03/15/53	10	9,452
Virginia Electric and Power Co.
3.30%, 12/01/49	190	127,475
5.35%, 01/15/54	195	179,619
5.65%, 03/15/55	40	38,291
5.70%, 03/15/56	40	38,584

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series A, 3.80%, 04/01/28	$750	$ 742,593
Series D, 5.60%, 09/15/55(f)	65	61,859
Wisconsin Electric Power Co., 4.75%, 09/30/32(f)	20	20,083
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	91,361
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	58,140
Xcel Energy, Inc.
4.00%, 06/15/28(f)	900	894,358
5.45%, 08/15/33	100	102,073
3.50%, 12/01/49	50	34,879
		18,241,552
Electronic Equipment, Instruments & Components — 0.5%
Allegion PLC, 3.50%, 10/01/29	90	86,683
Arrow Electronics, Inc., 5.88%, 04/10/34	880	902,095
Honeywell International, Inc., 4.50%, 01/15/34	750	737,843
Jabil, Inc., 1.70%, 04/15/26	1,055	1,053,648
Keysight Technologies, Inc., 4.95%, 10/15/34	325	321,600
		3,101,869
Energy Equipment & Services — 0.2%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	40	39,603
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 5.85%, 06/15/56	505	494,164
Bristow Group, Inc., 6.75%, 02/01/33(a)	213	215,288
Kodiak Gas Services LLC, 5.88%, 04/01/31(a)	55	55,272
Tidewater, Inc., 9.13%, 07/15/30(a)	269	286,574
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	91	93,109
Viridien, 10.00%, 10/15/30(a)	150	159,636
Weatherford International Ltd., 6.75%, 10/15/33(a)	65	66,415
		1,410,061
Entertainment — 0.1%
Discovery Global Holdings, Inc.
4.05%, 03/15/29	125	120,937
4.28%, 03/15/32	217	188,891
5.05%, 03/15/42(f)	275	181,172
5.14%, 03/15/52	102	61,965
Light & Wonder International, Inc., 7.50%, 09/01/31(a)	198	203,207
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)	72	68,726
		824,898
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
4.75%, 07/15/30(f)	115	116,472
5.20%, 11/15/34	570	581,769
Waste Connections, Inc.(f)
2.60%, 02/01/30	305	286,991
5.25%, 09/01/35	1,070	1,091,729
Waste Management, Inc., 4.95%, 07/03/31	915	935,870
		3,012,831
Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	1,300	1,263,499
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)	28	27,027
Banco Santander SA
5.59%, 08/08/28	1,800	1,843,781
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	394,896
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	823,066
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp.(b) (continued)
(1-day SOFR + 1.05%), 2.55%, 02/04/28	$225	$ 221,570
(1-day SOFR + 1.31%), 5.51%, 01/24/36	1,370	1,397,099
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	331,760
(1-day SOFR + 1.70%), 5.74%, 02/12/36	780	793,471
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	755,061
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	780,005
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	70,389
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	151,224
Brookfield Finance, Inc.
5.68%, 01/15/35	500	504,307
5.33%, 01/15/36	275	269,259
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	137	123,643
Citigroup, Inc.(b)
(1-day SOFR + 1.14%), 4.64%, 05/07/28	270	270,447
(1-day SOFR + 1.83%), 6.02%, 01/24/36	283	288,923
(1-day SOFR + 2.11%), 2.57%, 06/03/31	2,285	2,094,614
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	292,044
3.63%, 10/01/31(f)	81	68,457
Credit Acceptance Corp.(a)
9.25%, 12/15/28	137	141,957
6.63%, 03/15/30	41	40,043
Encore Capital Group, Inc.(a)
8.50%, 05/15/30	185	195,603
6.63%, 04/15/31	195	194,025
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	40	39,348
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 1.09%), 1.99%, 01/27/32	1,073	941,700
(1-day SOFR + 1.25%), 2.38%, 07/21/32	1,295	1,143,192
(1-day SOFR + 1.28%), 2.62%, 04/22/32	1,377	1,236,895
(1-day SOFR + 1.42%), 5.02%, 10/23/35	1,530	1,501,701
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39	370	331,364
(5-year CMT + 1.18%), 5.39%, 02/02/41	620	599,013
HSBC Holdings PLC(b)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	735	748,341
(1-day SOFR + 1.43%), 5.13%, 11/06/36	485	474,405
(1-day SOFR + 1.56%), 5.45%, 03/03/36(f)	570	571,661
(1-day SOFR + 1.90%), 5.87%, 11/18/35(f)	570	577,384
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	1,740	1,703,599
Intercontinental Exchange, Inc., 3.00%, 09/15/60	180	102,968
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	1,720	1,734,649
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	376,497
(1-day SOFR + 1.34%), 4.95%, 10/22/35	805	796,170
(1-day SOFR + 1.64%), 5.58%, 07/23/36	320	324,066
(1-day SOFR + 1.99%), 4.85%, 07/25/28	665	668,273
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	470,324
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	580	509,171
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	1,063	960,591
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32(f)	425	374,352
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	278,346
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	612,863
Morgan Stanley
4.30%, 01/27/45	233	192,664
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	415	359,364
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	60,354
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)(f)	210	185,418
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	525	535,251
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	140	141,969
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	212,829
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	$55	$ 55,909
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	271,469
Nasdaq, Inc., 3.85%, 06/30/26	32	31,987
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	86	85,465
6.88%, 05/15/32	97	93,604
Rocket Cos., Inc.(a)
6.50%, 08/01/29	85	85,957
6.13%, 08/01/30	105	105,969
7.13%, 02/01/32	182	187,593
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)	240	220,098
UWM Holdings LLC, 6.63%, 02/01/30(a)	75	70,738
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)(f)	85	84,938
		33,394,619
Food Products(a) — 0.0%
Post Holdings, Inc.
6.38%, 03/01/33	264	260,077
6.50%, 03/15/36	74	72,470
		332,547
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	383	247,058
CSX Corp.(f)
2.60%, 11/01/26	800	792,790
4.90%, 03/15/55	55	48,604
		1,088,452
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46(f)	265	243,249
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	140	144,550
Insulet Corp., 6.50%, 04/01/33(a)	89	90,843
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	50	50,146
5.35%, 12/01/28	160	163,673
		692,461
Health Care Providers & Services — 1.2%
Allina Health System, Series 2021, 2.90%, 11/15/51(f)	230	144,030
Banner Health, Series 2020, 3.18%, 01/01/50	119	81,341
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	57,352
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(f)	169	109,672
CommonSpirit Health, 3.91%, 10/01/50	339	248,561
DaVita, Inc., 6.88%, 09/01/32(a)	169	173,128
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(f)	50	47,385
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	117,176
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50(f)	58	36,141
HCA, Inc.
5.45%, 04/01/31	535	548,374
3.63%, 03/15/32	720	669,093
5.60%, 04/01/34	425	434,028
5.13%, 06/15/39	485	457,075
3.50%, 07/15/51	175	115,824
4.63%, 03/15/52	745	594,728
6.00%, 04/01/54	180	173,737
5.95%, 09/15/54	170	163,516
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	73	54,463
Security	Par (000)	Value
Health Care Providers & Services (continued)
Inova Health System Foundation, 4.07%, 05/15/52(f)	$18	$ 14,088
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	41,351
Series 2021, 3.00%, 06/01/51	161	103,118
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	29,879
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	52,874
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	79,289
Quest Diagnostics, Inc.
4.60%, 12/15/27	1,125	1,130,041
4.63%, 12/15/29	1,380	1,389,849
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	111	114,660
Sutter Health, Series 20A, 3.36%, 08/15/50	54	37,398
Tenet Healthcare Corp., 6.13%, 06/15/30	73	73,475
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	38,557
UnitedHealth Group, Inc., 6.05%, 02/15/63	195	194,923
Universal Health Services, Inc., 5.05%, 10/15/34	645	615,812
WakeMed, Series A, 3.29%, 10/01/52	81	54,859
		8,195,797
Health Care REITs — 0.6%
Diversified Healthcare Trust
4.75%, 02/15/28(f)	150	144,139
7.25%, 10/15/30(a)	25	25,215
4.38%, 03/01/31(f)	179	159,077
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	161	149,865
4.63%, 08/01/29	190	147,731
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	1,000	1,004,062
Ventas Realty LP
5.10%, 07/15/32	280	281,541
5.00%, 01/15/35	670	657,425
Welltower OP LLC, 4.50%, 07/01/30	1,140	1,140,351
		3,709,406
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 03/15/34(a)	30	29,606
Service Properties Trust
8.63%, 11/15/31(a)	128	133,673
8.88%, 06/15/32(f)	206	204,174
		367,453
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc.
4.35%, 10/15/27	355	354,176
4.55%, 10/15/29	355	354,366
6.30%, 10/10/33(f)	240	256,805
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	149	149,600
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(a)	114	115,710
Hyatt Hotels Corp., 5.38%, 12/15/31	1,625	1,644,697
Las Vegas Sands Corp., 6.20%, 08/15/34	85	87,098
Marriott International, Inc.
5.00%, 10/15/27	170	171,531
5.55%, 10/15/28	310	318,037
5.35%, 03/15/35	800	805,208
5.10%, 05/01/38	455	432,564
Series AA, 4.65%, 12/01/28	46	46,256
Series FF, 4.63%, 06/15/30	41	41,005

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
Series HH, 2.85%, 04/15/31	$670	$ 613,517
McDonald’s Corp.
3.63%, 09/01/49	180	129,549
5.15%, 09/09/52(f)	350	316,223
Wynn Macau Ltd., 6.75%, 02/15/34(a)	60	58,350
		5,894,692
Household Durables — 0.2%
Century Communities, Inc., 6.63%, 09/15/33(a)	5	4,898
Installed Building Products, Inc., 5.63%, 02/01/34(a)	40	39,032
NVR, Inc., 3.00%, 05/15/30	1,375	1,294,682
Sekisui House U.S., Inc., 3.97%, 08/06/61(f)	30	19,750
Somnigroup International, Inc., 4.00%, 04/15/29(a)(f)	98	94,242
Whirlpool Corp.
4.50%, 06/01/46	48	31,626
4.60%, 05/15/50(f)	48	31,917
		1,516,147
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50	160	103,296
Independent Power and Renewable Electricity Producers(a) — 0.0%
NRG Energy, Inc.
6.25%, 11/01/34	36	36,287
6.00%, 01/15/36	58	57,473
		93,760
Industrial Conglomerates — 0.1%
Axon Enterprise, Inc., 6.13%, 03/15/30(a)	102	103,688
Eaton Corp., 4.70%, 08/23/52(f)	90	78,786
Enpro, Inc., 6.13%, 06/01/33(a)	50	50,573
Teledyne Technologies, Inc., 2.75%, 04/01/31	676	618,791
		851,838
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	50	48,181
Aflac, Inc., 4.75%, 01/15/49(f)	45	38,649
Allstate Corp., 5.05%, 06/24/29	470	479,236
American International Group, Inc., 4.85%, 05/07/30	470	474,722
American National Group, Inc., (5-year CMT + 3.18%), 7.00%, 12/01/55(b)	86	81,556
Arthur J Gallagher & Co., 3.50%, 05/20/51	440	300,990
Assurant, Inc.
5.55%, 02/15/36	305	305,619
(3-mo. SOFR US + 4.4%), 7.00%, 03/27/48(b)	108	108,666
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	346,771
Athene Holding Ltd.
3.95%, 05/25/51	30	20,290
3.45%, 05/15/52(f)	55	33,290
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	166	166,842
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	101,884
2.85%, 10/15/50	95	59,633
3.85%, 03/15/52	175	132,085
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	66,703
Brown & Brown, Inc., 4.95%, 03/17/52(f)	258	215,014
CNA Financial Corp., 5.20%, 08/15/35	400	391,417
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	530,730
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	335,196
6.35%, 03/22/54	330	332,518
6.10%, 03/15/55	254	248,264
Security	Par (000)	Value
Insurance (continued)
Fidelity National Financial, Inc., 3.40%, 06/15/30	$1,000	$ 940,270
HUB International Ltd., 7.25%, 06/15/30(a)	113	115,758
Markel Group, Inc., 6.00%, 05/16/54	485	472,054
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	104,144
4.20%, 03/01/48	515	412,266
MGIC Investment Corp., 5.25%, 08/15/28	63	62,839
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	103	103,346
Principal Financial Group, Inc.
5.38%, 03/15/33	233	237,890
5.50%, 03/15/53	90	83,876
Progressive Corp.
4.13%, 04/15/47	135	107,723
3.70%, 03/15/52(f)	35	25,439
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,026,595
Travelers Cos., Inc., 5.45%, 05/25/53(f)	140	133,900
Unum Group, 4.13%, 06/15/51	410	301,792
Willis North America, Inc., 5.90%, 03/05/54	940	912,417
		9,858,565
Interactive Media & Services — 0.5%
Alphabet, Inc.
4.50%, 05/15/35	1,975	1,942,562
2.25%, 08/15/60(f)	335	168,465
Meta Platforms, Inc.
4.60%, 11/15/32	185	183,185
5.60%, 05/15/53	170	158,612
5.63%, 11/15/55	325	304,652
Netflix, Inc., 5.40%, 08/15/54(f)	100	96,844
Snap, Inc., 6.88%, 03/01/33(a)	239	225,681
		3,080,001
Internet Software & Services — 0.7%
Amazon.com, Inc., 5.80%, 03/13/56	110	109,911
AppLovin Corp.
5.13%, 12/01/29	350	352,031
5.38%, 12/01/31	815	822,997
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	25	24,898
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(a)(e)	178	139,971
Match Group Holdings II LLC(a)
5.63%, 02/15/29	72	71,096
6.13%, 09/15/33	142	137,997
Rakuten Group, Inc.(a)
11.25%, 02/15/27	225	232,879
9.75%, 04/15/29	200	213,120
Uber Technologies, Inc., 5.35%, 09/15/54(f)	115	105,894
VeriSign, Inc.
2.70%, 06/15/31	2,332	2,087,888
5.25%, 06/01/32	225	226,621
Wayfair LLC(a)
7.25%, 10/31/29	218	222,531
7.75%, 09/15/30	155	161,376
		4,909,210
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34(f)	95	91,851
CACI International, Inc., 6.38%, 06/15/33(a)	293	298,252
CoreWeave, Inc.(a)(f)
9.25%, 06/01/30	290	281,781
9.00%, 02/01/31	59	56,140
Fair Isaac Corp.(a)
6.00%, 05/15/33	102	100,085
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Fair Isaac Corp.(a) (continued)
6.25%, 09/15/34	$244	$ 239,982
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	300	275,886
5.30%, 02/05/54	200	177,706
International Business Machines Corp., 4.25%, 05/15/49	746	574,892
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	20,890
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	118	98,041
		2,215,506
Leisure Products — 0.2%
Acushnet Co., 5.63%, 12/01/33(a)	65	64,497
Life Time, Inc., 6.00%, 11/15/31(a)(f)	70	70,555
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	40	40,840
Patrick Industries, Inc., 6.38%, 11/01/32(a)	200	199,987
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	700	665,921
Sabre GLBL, Inc., 10.75%, 03/15/30(a)	1	840
Viking Cruises Ltd., 5.88%, 10/15/33(a)	81	79,972
		1,122,612
Machinery — 0.4%
Esab Corp., 5.63%, 04/01/31(a)	50	50,351
IDEX Corp., 2.63%, 06/15/31	2,189	1,975,138
Manitowoc Co., Inc., 9.25%, 10/01/31(a)(f)	58	60,568
Otis Worldwide Corp.
3.11%, 02/15/40	70	53,233
3.36%, 02/15/50(f)	70	47,802
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	318,852
		2,505,944
Media — 0.9%
AMC Networks, Inc., 10.50%, 07/15/32(a)	189	186,529
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)	48	47,340
6.38%, 09/01/29(a)	31	31,095
7.38%, 03/01/31(a)(f)	355	361,381
4.50%, 05/01/32	55	49,130
7.00%, 02/01/33(a)(f)	135	135,372
7.38%, 02/01/36(a)(f)	170	169,294
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	385	226,210
Comcast Corp., 2.35%, 01/15/27	200	197,139
CSC Holdings LLC(a)
5.50%, 04/15/27	150	130,109
11.25%, 05/15/28	351	286,817
Directv Financing LLC, 8.88%, 02/01/30(a)	39	38,913
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27	57	56,940
10.00%, 02/15/31(f)	92	93,916
Discovery Communications LLC, 5.00%, 09/20/37	100	72,298
DISH DBS Corp.
7.38%, 07/01/28	156	151,376
5.75%, 12/01/28(a)	151	146,046
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,548,142
3.45%, 03/01/32(f)	483	436,169
Fox Corp., 5.48%, 01/25/39	500	483,654
Gray Media, Inc., 9.63%, 07/15/32(a)	20	19,999
Nexstar Media, Inc.(a)
4.75%, 11/01/28(f)	146	143,556
6.50%, 09/15/33	240	241,829
Security	Par (000)	Value
Media (continued)
Nexstar Media, Inc.(a) (continued)
04/15/34(g)	$180	$ 180,536
Paramount Global, 5.85%, 09/01/43	31	21,522
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30(f)	102	88,230
4.38%, 12/31/32(f)	140	108,325
8.13%, 02/15/33	90	91,491
Time Warner Cable LLC, 4.50%, 09/15/42	250	187,737
Univision Communications, Inc., 8.00%, 08/15/28(a)	56	56,839
Versant Media Group, Inc., 7.25%, 01/30/31(a)(f)	327	334,652
		6,322,586
Metals & Mining — 1.1%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)	55	53,522
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,589,622
4.90%, 02/28/33	565	565,956
Century Aluminum Co., 6.88%, 08/01/32(a)(f)	193	199,075
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	100	103,866
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)	109	106,489
Commercial Metals Co.(a)
5.75%, 11/15/33	65	64,317
6.00%, 12/15/35	188	185,339
Eldorado Gold Corp., 6.25%, 09/01/29(a)	138	137,500
First Quantum Minerals Ltd., 8.00%, 03/01/33(a)(f)	200	206,634
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(a)(f)	223	227,868
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	200	202,410
Kaiser Aluminum Corp., 5.88%, 03/01/34(a)	23	22,583
Mineral Resources Ltd., 7.00%, 04/01/31(a)	218	222,778
New Gold, Inc., 6.88%, 04/01/32(a)	129	133,329
Novelis Corp., 6.88%, 01/30/30(a)(f)	95	95,824
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(a)	130	133,387
Reliance, Inc., 2.15%, 08/15/30	1,575	1,414,767
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,023
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	785	797,540
Southern Copper Corp., 7.50%, 07/27/35	900	1,025,145
Taseko Mines Ltd., 8.25%, 05/01/30(a)	210	218,938
		7,712,912
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	110	109,114
Arbor Realty SR, Inc.
8.50%, 12/15/28(f)	146	143,486
7.88%, 07/15/30	156	144,258
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	211	221,697
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30	68	65,482
Starwood Property Trust, Inc.
7.25%, 04/01/29	165	169,889
6.00%, 04/15/30	68	67,868
6.50%, 07/01/30	67	68,425
6.50%, 10/15/30	85	86,208
		1,076,427
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.(a)
9.38%, 06/01/28	210	215,593
9.50%, 06/01/30	76	80,516
Atmos Energy Corp.
1.50%, 01/15/31	30	26,177
5.75%, 10/15/52(f)	105	104,326
5.45%, 01/15/56(f)	40	38,181

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(f)	$85	$ 86,479
National Fuel Gas Co., 5.95%, 03/15/35	450	465,549
NiSource, Inc.
3.60%, 05/01/30	60	57,819
5.35%, 04/01/34(f)	80	81,398
3.95%, 03/30/48	130	97,511
5.00%, 06/15/52	20	17,292
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	77,764
Southern California Gas Co., 5.75%, 06/01/53	100	97,293
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	145,495
4.95%, 09/15/34	10	9,855
Southwest Gas Corp.
3.70%, 04/01/28	80	79,069
2.20%, 06/15/30	85	77,318
Washington Gas Light Co., 3.65%, 09/15/49	30	21,041
		1,778,676
Oil, Gas & Consumable Fuels — 3.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	96	100,125
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 10/15/33	55	54,390
5.75%, 07/01/34	75	73,907
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	220	222,233
California Resources Corp.(a)
8.25%, 06/15/29	158	165,304
7.00%, 01/15/34	160	161,306
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)
9.75%, 07/15/28	181	186,881
9.75%, 02/15/31	92	97,737
Canadian Natural Resources Ltd., 4.95%, 06/01/47(f)	100	87,202
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	160,826
Cheniere Energy, Inc.
5.65%, 04/15/34	600	617,716
6.00%, 07/30/56(a)	50	49,823
Chevron Corp., 3.08%, 05/11/50(f)	60	40,416
Chevron USA, Inc., 4.98%, 04/15/35	2,160	2,187,645
Chord Energy Corp.(a)
6.00%, 10/01/30	80	81,062
6.75%, 03/15/33	125	129,055
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	126	119,793
CNX Resources Corp.(a)
7.38%, 01/15/31	112	115,081
7.25%, 03/01/32	136	140,142
5.88%, 03/01/34	55	53,563
ConocoPhillips Co., 3.80%, 03/15/52	85	62,096
Continental Resources, Inc., 4.38%, 01/15/28	100	99,322
Coterra Energy, Inc.
4.38%, 03/15/29	660	657,531
5.60%, 03/15/34	260	266,087
5.40%, 02/15/35	205	205,654
CVR Energy, Inc.(a)
7.50%, 02/15/31	90	90,672
7.88%, 02/15/34	155	155,543
DCP Midstream Operating LP, 3.25%, 02/15/32	17	15,452
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	310	320,778
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a) (continued)
7.38%, 06/30/33	$60	$ 60,496
Devon Energy Corp.(f)
5.20%, 09/15/34	200	200,501
5.75%, 09/15/54	300	281,931
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	88	92,967
Diamondback Energy, Inc.
6.25%, 03/15/33	125	133,372
5.90%, 04/18/64	170	160,861
Energy Transfer LP
5.20%, 04/01/30(f)	190	194,241
5.60%, 09/01/34	550	560,541
5.40%, 10/01/47	610	542,047
(5-year CMT + 2.48%), 6.75%, 02/15/56(b)	72	71,607
(5-year CMT + 2.68%), 6.50%, 02/15/56(b)	73	72,123
(5-year CMT + 2.83%), 7.13%, 10/01/54(b)	78	79,222
(5-year CMT + 4.02%), 8.00%, 05/15/54(b)	48	50,275
EOG Resources, Inc., 5.65%, 12/01/54(f)	125	121,738
Equinor ASA, 3.25%, 11/18/49	500	343,856
Expand Energy Corp., 5.70%, 01/15/35	297	301,648
Exxon Mobil Corp., 3.45%, 04/15/51	5	3,561
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	128	132,262
8.88%, 04/15/30(f)	19	19,840
7.88%, 05/15/32	134	137,807
8.00%, 05/15/33	75	77,497
6.75%, 03/15/34	50	49,764
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	84	86,810
Golar LNG Ltd., 7.50%, 10/02/30(a)	218	219,833
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(f)	211	215,794
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	40	40,211
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	350	358,889
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	75	77,546
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	334,911
Kinder Morgan, Inc., 5.95%, 08/01/54	470	466,294
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	194	199,655
MPLX LP
4.80%, 02/15/31	875	877,002
5.20%, 03/01/47	47	41,524
4.70%, 04/15/48	355	288,545
5.50%, 02/15/49	535	483,549
6.10%, 04/01/56	525	510,463
4.90%, 04/15/58	340	275,192
Murphy Oil Corp., 6.50%, 02/15/34	68	67,154
Nabors Industries, Inc.(a)
9.13%, 01/31/30	23	24,150
7.63%, 11/15/32	78	79,845
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29	70	72,110
8.38%, 02/15/32	208	214,353
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	268,722
ONEOK Partners LP, 6.13%, 02/01/41	75	76,157
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,211,259
6.10%, 11/15/32	590	621,552
7.15%, 01/15/51	80	86,270
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC/PBF Finance Corp.(a)
9.88%, 03/15/30	$48	$ 51,454
7.88%, 09/15/30(f)	71	72,911
Phillips 66 Co., 5.65%, 06/15/54	120	111,933
Plains All American Pipeline LP, 5.95%, 06/15/35	775	800,186
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	150	145,154
4.90%, 02/15/45	170	147,258
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	36	37,230
Shell Finance U.S., Inc.(a)
6.38%, 12/15/38	67	73,685
3.00%, 11/26/51	178	113,216
South Bow Canadian Infrastructure Holdings Ltd.(b)
(5-year CMT + 3.67%), 7.50%, 03/01/55	46	47,894
(5-year CMT + 3.95%), 7.63%, 03/01/55	47	48,390
Talos Production, Inc.(a)
9.00%, 02/01/29	59	61,414
9.38%, 02/01/31	202	214,071
Targa Resources Corp.
5.50%, 02/15/35	1,345	1,356,962
5.55%, 08/15/35	975	983,335
TotalEnergies Capital SA, 5.49%, 04/05/54	440	422,372
Valaris Ltd., 8.38%, 04/30/30(a)	335	347,124
Venture Global LNG, Inc.(a)(f)
8.13%, 06/01/28	41	41,932
9.88%, 02/01/32	83	89,141
Vermilion Energy, Inc., 7.25%, 02/15/33(a)(f)	157	158,364
Western Midstream Operating LP
6.35%, 01/15/29(f)	65	67,687
5.50%, 12/15/35	485	476,965
		23,471,967
Passenger Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(f)	361	341,166
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	84,476
3.70%, 08/01/47	30	23,207
		107,683
Pharmaceuticals — 1.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	450	460,730
AbbVie, Inc.
4.05%, 11/21/39	50	43,886
4.40%, 11/06/42(f)	135	118,581
4.70%, 05/14/45	145	129,316
5.40%, 03/15/54	260	248,263
5.50%, 03/15/64	165	157,342
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	248	255,303
AstraZeneca PLC, 4.38%, 11/16/45	200	172,746
Cardinal Health, Inc.
5.45%, 02/15/34	158	161,354
5.35%, 11/15/34	750	756,900
Cencora, Inc.
3.45%, 12/15/27	1,427	1,405,418
4.85%, 12/15/29	420	425,728
2.70%, 03/15/31	117	106,696
5.15%, 02/15/35	155	156,107
CVS Health Corp.
5.00%, 09/15/32	400	400,321
5.45%, 09/15/35	700	702,722
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
4.90%, 02/12/32	$530	$ 541,779
4.88%, 02/27/53	115	102,737
5.55%, 10/15/55(f)	60	59,228
4.95%, 02/27/63	160	140,453
5.65%, 10/15/65	105	103,131
Harrow, Inc., 8.63%, 09/15/30(a)	92	93,042
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(a)	163	173,826
Johnson & Johnson
3.63%, 03/03/37	195	175,162
3.70%, 03/01/46	279	221,656
Merck & Co., Inc.
4.00%, 03/07/49	330	258,385
5.00%, 05/17/53	710	639,856
Novartis Capital Corp., 2.75%, 08/14/50	271	170,333
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	72,666
Pfizer, Inc., 7.20%, 03/15/39	80	93,517
Zoetis, Inc., 3.00%, 05/15/50	100	64,382
		8,611,566
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
5.75%, 01/15/29	159	153,235
5.25%, 04/15/30	139	131,015
9.75%, 04/15/30	104	110,403
CBRE Services, Inc., 5.95%, 08/15/34	500	520,503
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	90	95,335
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	145	144,659
Howard Hughes Corp., 6.13%, 03/01/34(a)	85	81,628
		1,236,778
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	636,157
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	634,071
4.25%, 11/30/46	700	567,679
3.25%, 09/13/49(f)	330	221,128
		1,422,878
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	79	78,677
ams-OSRAM AG, 12.25%, 03/30/29(a)	106	112,568
Analog Devices, Inc.
1.70%, 10/01/28	385	362,257
2.80%, 10/01/41	240	172,064
2.95%, 10/01/51(f)	30	19,061
Broadcom, Inc., 4.00%, 04/15/29(a)	80	79,207
Kioxia Holdings Corp.
6.25%, 07/24/30	87	88,403
6.63%, 07/24/33	166	170,619
Texas Instruments, Inc., 2.70%, 09/15/51	570	342,079
		1,424,935
Software — 1.2%
Cloud Software Group, Inc.(a)
9.00%, 09/30/29	116	111,902
8.25%, 06/30/32	150	142,265
Elastic NV, 4.13%, 07/15/29(a)	105	98,497
Electronic Arts, Inc., 2.95%, 02/15/51(f)	150	120,574
Intuit, Inc.
1.65%, 07/15/30(f)	71	63,255

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Intuit, Inc. (continued)
5.20%, 09/15/33	$460	$ 467,977
5.50%, 09/15/53(f)	150	137,968
Microsoft Corp.
2.53%, 06/01/50	325	194,872
2.50%, 09/15/50	125	74,263
MSCI, Inc., 5.15%, 03/15/36(f)	740	716,750
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	33	29,486
Oracle Corp.
2.95%, 04/01/30	385	351,442
4.65%, 05/06/30	235	229,675
2.88%, 03/25/31	615	546,240
5.50%, 08/03/35	1,610	1,536,899
3.65%, 03/25/41(f)	845	601,356
4.50%, 07/08/44	90	66,642
3.60%, 04/01/50(f)	70	42,261
3.95%, 03/25/51(f)	111	70,336
5.55%, 02/06/53	427	340,687
5.38%, 09/27/54	720	556,937
5.95%, 09/26/55	125	105,159
3.85%, 04/01/60	683	401,928
Roper Technologies, Inc., 4.50%, 10/15/29	665	661,144
ServiceNow, Inc., 1.40%, 09/01/30	72	62,474
UKG, Inc., 6.88%, 02/01/31(a)	86	84,049
		7,815,038
Specialty Retail — 0.3%
AutoZone, Inc.
5.05%, 07/15/26	920	921,515
4.50%, 02/01/28	180	180,349
5.40%, 07/15/34	65	66,000
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)	80	77,842
FirstCash, Inc.(a)
5.63%, 01/01/30	87	86,517
6.88%, 03/01/32(f)	289	294,554
Gap, Inc., 3.63%, 10/01/29(a)	153	142,918
Kohl’s Corp., 10.00%, 06/01/30(a)	42	44,412
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)(f)	179	183,377
Nordstrom, Inc., 4.38%, 04/01/30(f)	85	79,343
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)(f)	45	44,938
QVC, Inc., 6.88%, 04/15/29(a)	252	110,880
		2,232,645
Technology Hardware, Storage & Peripherals(a) — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30	79	82,147
NCR Atleos Corp., 9.50%, 04/01/29	178	190,539
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29	144	151,227
5.88%, 07/15/30	70	71,151
9.63%, 12/01/32	194	215,613
		710,677
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 06/15/32	1,200	1,218,642
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,360,110
5.63%, 02/06/35	135	138,271
5.80%, 02/14/39	727	729,871
5.95%, 02/14/49	600	581,727
4.45%, 05/06/50	215	167,984
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
3.70%, 02/04/51	$430	$ 295,992
4.00%, 02/04/61	965	673,966
BAT Capital Corp.
5.83%, 02/20/31	190	198,831
7.75%, 10/19/32	25	28,707
6.00%, 02/20/34	1,200	1,268,336
4.39%, 08/15/37	420	381,586
7.08%, 08/02/43	145	159,381
7.08%, 08/02/53	170	187,827
Philip Morris International, Inc.
5.75%, 11/17/32	710	747,431
5.38%, 02/15/33	290	298,045
5.63%, 09/07/33	650	678,182
4.25%, 11/10/44	510	422,393
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	98	100,293
		8,418,933
Transportation Infrastructure(f) — 0.1%
Danaos Corp., 6.88%, 10/15/32(a)	275	279,429
United Parcel Service, Inc., 5.30%, 04/01/50	280	262,249
		541,678
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	253,460
5.45%, 03/01/54	65	61,606
Essential Utilities, Inc.
2.70%, 04/15/30	180	167,067
5.38%, 01/15/34	75	76,036
		558,169
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA(a)
6.25%, 03/25/29	67	67,054
7.38%, 04/02/32	189	191,722
Rogers Communications, Inc.(b)
(5-year CMT + 2.62%), 7.13%, 04/15/55	107	109,492
(5-year CMT + 2.65%), 7.00%, 04/15/55	93	93,366
T-Mobile USA, Inc.
5.15%, 04/15/34	75	75,549
5.30%, 05/15/35	1,120	1,129,258
5.50%, 01/15/55(f)	165	151,326
5.25%, 06/15/55	550	489,200
3.60%, 11/15/60	420	272,595
5.80%, 09/15/62	685	656,870
Zegona Finance PLC, 8.63%, 07/15/29(a)(f)	294	307,979
		3,544,411
Total Corporate Bonds — 39.4% (Cost: $272,889,609)		264,520,033
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	602,190
Chile — 0.1%
Chile Government International Bonds, 3.10%, 01/22/61	650	401,700
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bonds
4.75%, 07/18/47(a)	$300	$ 263,325
3.35%, 03/12/71	200	120,750
		384,075
Mexico — 0.2%
Mexico Government International Bonds
6.05%, 01/11/40	100	97,000
4.50%, 01/31/50	340	250,240
7.38%, 05/13/55(f)	630	661,500
3.77%, 05/24/61	535	319,127
		1,327,867
Panama — 0.0%
Panama Government International Bonds, 3.87%, 07/23/60	220	142,780
Peru — 0.0%
Peru Government International Bonds
3.55%, 03/10/51	455	309,855
6.20%, 06/30/55	60	60,270
		370,125
Philippines — 0.1%
Philippines Government International Bonds
2.65%, 12/10/45	200	125,800
3.20%, 07/06/46	200	137,400
5.90%, 02/04/50	240	239,700
		502,900
Poland — 0.0%
Republic of Poland Government International Bonds, Series 30Y, 5.50%, 03/18/54	250	230,323
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	229,295
Total Foreign Agency Obligations — 0.6% (Cost: $4,922,386)		4,191,255
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB, Series F-2, 6.26%, 04/01/49	100	104,345
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	140	92,831
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	94,903
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	78,635
Series N, 3.71%, 05/15/2120	85	53,304
State of California, GO, BAB, 7.60%, 11/01/40(f)	150	179,926
State of California, Refunding GO, 3.50%, 04/01/28(f)	200	198,508
University of California, RB, Series AD, 4.86%, 05/15/2112	115	93,805
		896,257
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	109,526
Security	Par (000)	Value
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	$65	$ 56,509
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	114,296
State of Illinois, GO, 5.10%, 06/01/33	223	226,640
		397,445
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-4, 4.48%, 08/01/39	65	62,654
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	90,003
Series D, 3.20%, 07/01/50(f)	80	54,447
		144,450
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(f)	100	67,970
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	27,554
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	48,581
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	196,055
		272,190
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	173,048
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	130	131,916
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	251,533
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	44,779
Series 210, 4.03%, 09/01/48(f)	200	163,206
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	184,057
		775,491
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	106,912
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	53,706
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	63,739
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	67,647

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	$100	$ 71,615
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	69,520
		272,521
Virginia — 0.0%
University of Virginia, Refunding RB, Series B, 2.58%, 11/01/51	60	36,358
Total Municipal Bonds — 0.5% (Cost: $4,251,774)		3,368,528
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 14.3%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	3	3,158
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R04, Class 2B1, (30-day Avg SOFR + 5.36%), 9.03%, 06/25/39	2,753	2,775,755
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.78%, 01/25/40	1,000	1,012,563
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.43%, 02/25/40	3,500	3,578,750
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.76%, 10/25/41	3,250	3,280,759
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 6.96%, 11/25/41	1,900	1,926,887
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.41%, 12/25/41	4,625	4,674,543
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.81%, 12/25/41	4,042	4,078,487
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.16%, 01/25/42	4,076	4,181,113
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.66%, 01/25/42	3,417	3,452,454
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.91%, 03/25/42	2,860	2,981,220
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.91%, 03/25/42	3,400	3,529,032
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 6.76%, 03/25/42	3,500	3,547,993
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.16%, 04/25/42	1,500	1,549,039
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.66%, 04/25/42	1,323	1,341,809
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.16%, 02/25/44	2,250	2,276,640
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.36%, 07/25/44	1,617	1,619,792
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,475
Fannie Mae Connecticut Avenue Securities, Series 2018- C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.03%, 07/25/30(b)	1,260	1,281,510
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.66%, 11/25/50	2,000	2,198,569
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.31%, 01/25/51	3,500	3,693,476
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.06%, 08/25/33	$3,100	$ 3,439,625
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.16%, 10/25/33	2,500	2,819,559
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 9.91%, 10/25/33	1,000	1,257,507
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.71%, 01/25/34	3,000	3,195,511
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.16%, 01/25/34	2,000	2,435,110
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.06%, 10/25/41	3,520	3,557,950
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.31%, 11/25/41	2,243	2,278,457
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.66%, 08/25/33	3,750	4,088,687
Series 2021-HQA1, Class B2, (30-day Avg SOFR + 5.00%), 8.66%, 08/25/33	1,000	1,172,587
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.81%, 12/25/33	1,000	1,115,226
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.01%, 12/25/41	1,000	1,006,880
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.06%, 01/25/42	3,250	3,309,185
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.91%, 05/25/42	3,000	3,131,233
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.66%, 03/25/52	1,500	1,616,045
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.66%, 03/25/42	1,620	1,701,608
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.91%, 03/25/42	4,150	4,293,963
Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.21%, 08/25/42	2,500	2,570,411
		95,975,568
Commercial Mortgage-Backed Securities(b) — 0.1%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	655,155
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 3.89%, 05/10/50	196	190,365
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		856,343
Total Non-Agency Mortgage-Backed Securities — 14.4% (Cost: $98,014,865)		96,831,911
Preferred Securities
Capital Trusts — 0.3%(b)
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54	84	84,783
Capital Markets — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(f)	163	162,222
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55	55	35,412
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services — 0.1%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55	$78	$ 78,884
7.00%, 09/15/55	108	110,540
TELUS Corp.
7.00%, 10/15/55	71	72,480
6.63%, 06/09/56	69	67,259
		329,163
Electric Utilities — 0.2%
AES Corp., 7.60%, 01/15/55	77	76,378
Edison International
8.13%, 06/15/53(f)	87	88,575
7.88%, 06/15/54	86	88,098
Electricite de France SA, 9.13%(a)(h)	94	108,853
PG&E Corp.
7.38%, 03/15/55	84	84,539
6.85%, 09/15/56	345	340,904
Southern Co., 6.00%, 04/01/58	210	211,053
		998,400
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)	109	110,523
Pharmaceuticals — 0.0%
CVS Health Corp.
6.75%, 12/10/54	167	169,095
7.00%, 03/10/55	128	131,915
		301,010
		2,021,513
Total Preferred Securities — 0.3% (Cost: $2,057,847)		2,021,513
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 6.66%, 12/25/50(a)(b)	680	720,411
Commercial Mortgage-Backed Securities — 0.9%
Fannie Mae-Aces(b)
Series 2018-M1, Class A2, 2.99%, 12/25/27	935	920,369
Series 2018-M7, Class A2, 3.04%, 03/25/28	1,332	1,307,704
Series 2018-M8, Class A2, 3.31%, 06/25/28	2,949	2,905,021
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	1,190	1,176,971
		6,310,065
Mortgage-Backed Securities — 24.4%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	46	41,495
4.00%, 02/01/47 - 02/01/57	898	855,377
3.50%, 11/01/51	2,671	2,443,318
(11th District Cost of Funds + 1.25%), 4.03%, 09/01/34(b)	33	32,136
(12-mo. RFUCCT US + 1.43%), 5.68%, 04/01/35(b)	16	16,001
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(b)	9	8,749
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(b)	19	19,311
(12-mo. RFUCCT US + 1.71%), 6.71%, 04/01/40(b)	1	971
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(b)	9	9,088
(12-mo. RFUCCT US + 1.78%), 6.03%, 01/01/42(b)	4	4,037
(12-mo. RFUCCT US + 1.81%), 5.96%, 02/01/42(b)	1	543
(12-mo. RFUCCT US + 1.82%), 6.57%, 09/01/41(b)	10	10,137
(6-mo. RFUCCT US + 1.04%), 5.29%, 05/01/33(b)	2	1,798
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
(6-mo. RFUCCT US + 1.36%), 5.47%, 10/01/32(b)	$5	$ 5,456
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/27 - 10/01/47	3,614	3,297,632
6.00%, 11/01/28 - 04/01/38	125	129,799
6.50%, 06/01/29 - 08/01/36	139	146,844
7.50%, 12/01/30	— (i)	233
4.50%, 04/01/31 - 01/01/49	702	692,167
3.50%, 03/01/32 - 04/01/49	4,098	3,849,497
5.50%, 05/01/33 - 08/01/38	316	321,303
5.00%, 08/01/33 - 03/01/48	204	206,691
4.00%, 07/01/41 - 01/01/49	1,944	1,871,422
(11th District Cost of Funds + 1.25%), 4.03%, 11/01/27(b)	3	3,384
(12-mo. RFUCCT US + 1.60%), 6.35%, 08/01/43(b)	2	2,497
(12-mo. RFUCCT US + 1.64%), 6.25%, 08/01/41(b)	9	9,285
(12-mo. RFUCCT US + 1.65%), 6.40%, 05/01/43(b)	9	9,668
(12-mo. RFUCCT US + 1.75%), 6.75%, 04/01/38(b)	26	26,499
(12-mo. RFUCCT US + 1.75%), 5.96%, 02/01/40(b)	14	14,326
(12-mo. RFUCCT US + 1.79%), 6.41%, 09/01/32(b)	— (i)	141
(12-mo. RFUCCT US + 1.89%), 6.60%, 07/01/41(b)	3	3,279
(12-mo. RFUCCT US + 1.90%), 6.15%, 01/01/42(b)	— (i)	28
(1-year CMT + 2.34%), 5.96%, 04/01/32(b)	2	2,382
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 09/20/55	1,284	1,334,475
7.50%, 08/20/30	1	971
6.00%, 01/15/32 - 04/21/56(j)	2,635	2,683,596
5.00%, 11/20/33 - 04/21/56(j)	3,855	3,836,291
5.50%, 05/20/36 - 04/21/56(j)	5,080	5,125,695
4.50%, 03/15/39 - 04/21/56(j)	2,485	2,426,893
4.00%, 09/15/40 - 09/15/49	3,536	3,375,164
3.50%, 01/15/41 - 02/20/52	4,715	4,409,170
3.00%, 01/20/43 - 09/20/52	4,943	4,453,793
2.50%, 12/20/46 - 04/20/52	5,433	4,655,996
2.00%, 12/20/51	5,257	4,344,909
Uniform Mortgage-Backed Securities
3.00%, 08/01/27 - 01/01/52	9,630	8,744,203
2.50%, 09/01/28 - 03/01/52	23,427	20,258,300
4.50%, 04/01/29 - 04/13/56(j)	6,385	6,226,317
7.50%, 09/01/29	— (i)	345
4.00%, 12/01/30 - 03/01/51(j)	4,512	4,358,380
6.50%, 12/01/30 - 04/13/56(j)	4,949	5,176,476
3.50%, 11/01/31 - 06/01/49	3,576	3,366,878
7.00%, 01/01/32 - 06/01/32	6	7,034
6.00%, 03/01/32 - 11/01/55	9,723	9,975,935
5.50%, 10/01/32 - 04/13/56(j)	10,745	10,893,433
5.00%, 05/01/33 - 04/13/56(j)	8,999	8,925,796
2.00%, 12/01/35 - 12/01/51	34,900	29,144,273
1.50%, 03/01/36 - 07/01/51	7,214	5,993,491
		163,753,308
Total U.S. Government Sponsored Agency Securities — 25.4% (Cost: $187,410,640)		170,783,784
U.S. Treasury Obligations
U.S. Treasury Bonds
2.00%, 11/15/41	11,700	8,091,281
2.88%, 05/15/43	4,000	3,072,031
4.13%, 08/15/44	13,200	11,975,906
3.38%, 11/15/48	4,200	3,291,258
1.63%, 11/15/50	4,500	2,347,910
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 01/15/31	10,686	10,045,535

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.00%, 02/29/28	$201	$ 201,660
3.63%, 05/31/28	2,800	2,788,953
4.63%, 04/30/29	7,100	7,260,860
4.13%, 11/30/29	2,000	2,016,563
4.38%, 11/30/30	30,000	30,542,578
3.88%, 08/15/34	3,770	3,674,130
Total U.S. Treasury Obligations — 12.7% (Cost: $86,776,992)		85,308,665
Total Long-Term Investments — 98.7% (Cost: $692,793,304)		663,460,841

	Shares
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(k)(l)(m)	22,804,234	22,808,795
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(k)(l)	100,000	100,000
		22,908,795

	Par (000)
U.S. Government Sponsored Agency Securities — 0.5%
Fannie Mae-Aces, Series 2016-M13, Class A2, 2.53%, 09/25/26(b)	$523	519,430
Freddie Mac Mortgage-Backed Securities, 2.50%, 02/01/27	41	40,590
Freddie Mac Multifamily Structured Pass Through Certificates
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,183,524
Series K061, Class A2, 3.35%, 11/25/26(b)	1,500	1,492,099
Uniform Mortgage-Backed Securities
4.00%, 05/01/26	— (i)	191
3.00%, 12/01/26	1	523
		3,236,357
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills(n)
3.78%, 04/23/26	2	1,995
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(n) (continued)
3.69%, 05/07/26	$7,650	$ 7,622,135
3.80%, 03/18/27	3,200	3,089,972
3.81%, 03/18/27	2,000	1,931,232
		12,645,334
Total Short-Term Securities — 5.8% (Cost: $38,801,944)		38,790,486
Total Investments Before TBA Sale Commitments — 104.5% (Cost: $731,595,248)		702,251,327
TBA Sale Commitments(j)
Mortgage-Backed Securities — (0.6)%
Uniform Mortgage-Backed Securities
4.50%, 04/13/56	(1,075)	(1,037,381)
5.00%, 04/13/56	(1,775)	(1,750,375)
6.50%, 04/13/56	(775)	(801,740)
Total TBA Sale Commitments — (0.6)% (Proceeds: $(3,611,456))		(3,589,496)
Total Investments, Net of TBA Sale Commitments — 103.9% (Cost: $727,983,792)		698,661,831
Liabilities in Excess of Other Assets — (3.9)%		(26,400,846)
Net Assets — 100.0%		$ 672,260,985

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	All or a portion of this security is on loan.
(g)	When-issued security.
(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Master Portfolio.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(n)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 29,258,297	$ —	$ (6,438,754)(a)	$ (6,151)	$ (4,597)	$ 22,808,795	22,804,234	$ 64,279 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	876	—
				$ (6,151)	$ (4,597)	$ 22,908,795		$ 65,155	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	86	06/18/26	$ 9,756	$ (177,535)
U.S. Long Bond	2	06/18/26	227	(7,959)
Ultra U.S. Treasury Bond	220	06/18/26	25,589	(767,508)
10-Year Canadian Bond	15	06/19/26	1,294	5,356
2-Year U.S. Treasury Note	280	06/30/26	58,091	(9,408)
5-Year U.S. Treasury Note	720	06/30/26	77,884	(823,643)
				(1,780,697)
Short Contracts
Euro Bund	34	06/08/26	4,928	4,198
10-Year Australian Treasury Bonds	32	06/15/26	2,379	(10,759)
10-Year U.S. Treasury Note	38	06/18/26	4,217	(23,051)
Long Gilt	10	06/26/26	1,162	(6,590)
				(36,202)
				$ (1,816,899)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,237	CAD	100,000	Toronto-Dominion Bank	06/17/26	$ 1,112
USD	124,383	CZK	2,625,000	Deutsche Bank AG	06/17/26	656
USD	34,941	EUR	30,000	The Bank of New York Mellon	06/17/26	145
USD	373,222	GBP	280,000	HSBC Bank PLC	06/17/26	2,697
USD	119,910	GBP	90,000	Natwest Markets PLC	06/17/26	813
USD	53,583	GBP	40,000	The Bank of New York Mellon	06/17/26	651
USD	729,800	MXN	13,112,000	JPMorgan Chase Bank N.A.	06/17/26	2,720
USD	413,308	PLN	1,527,000	Deutsche Bank AG	06/17/26	2,073
USD	322,507	SEK	2,998,000	Bank of Montreal	06/17/26	4,602
						$ 15,469

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31		23,692	$ (1,176,092)	$ (945,428)	$ (230,664)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	USD	99,542	(1,751,361)	(1,714,844)	(36,517)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	15,442	(1,146,266)	(1,180,293)	34,027
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/36	USD	4,577	(1,131)	9,725	(10,856)
						$ (4,074,850)	$ (3,830,840)	$ (244,010)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.43.V3	5.00%	Quarterly	06/20/30	CCC+		—	$ —	$ —	$ —
CDX.EM.45.V1	1.00	Quarterly	06/20/31	BB	USD	13,140	(550,353)	(561,889)	11,536
							$ (550,353)	$ (561,889)	$ 11,536
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.48%	Semi-Annual	2.62%	Annual	09/16/26	09/16/28	EUR	18,530	$ (121,390)	$ 38,572	$ (159,962)
6-mo. EURIBOR, 2.48%	Semi-Annual	2.94%	Annual	09/16/26	09/16/28	EUR	18,170	7,912	8,449	(537)
3.31%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/28	USD	130,961	655,405	(112,173)	767,578
1-day SOFR, 3.68%	Annual	3.68%	Annual	09/16/26	09/16/28	USD	22,771	47,118	41,951	5,167
2.74%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26	09/16/31	EUR	61,370	648,836	(242,036)	890,872
2.97%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26	09/16/31	EUR	7,625	(11,510)	(6,808)	(4,702)
1-day SOFR, 3.68%	Annual	3.43%	Annual	09/16/26	09/16/31	USD	55,483	(516,843)	(575,672)	58,829
3.74%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/31	USD	9,595	(42,430)	(37,400)	(5,030)
2.89%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	N/A	01/28/36	EUR	2,500	36,071	50	36,021
2.81%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	N/A	02/12/36	EUR	745	16,499	15	16,484
2.85%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	N/A	02/12/36	EUR	745	14,090	(2,428)	16,518
6-mo. EURIBOR, 2.48%	Semi-Annual	2.96%	Annual	09/16/26	09/16/36	EUR	47,113	(716,065)	183,802	(899,867)
6-mo. EURIBOR, 2.48%	Semi-Annual	3.15%	Annual	09/16/26	09/16/36	EUR	750	2,565	1,497	1,068
1-day SOFR, 3.68%	Annual	3.91%	Annual	09/16/26	09/16/36	USD	3,720	1,433	11,245	(9,812)
1-day SOFR, 3.68%	Annual	3.99%	Annual	09/16/26	09/16/36	USD	3,730	25,477	25,216	261
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26	09/16/36	GBP	45,147	(1,038,786)	142,803	(1,181,589)
3.03%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26	09/16/56	EUR	8,066	139,573	60,662	78,911
3.13%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	09/16/26	09/16/56	EUR	140	(707)	162	(869)
4.12%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/56	USD	1,780	6,884	(3,325)	10,209
4.17%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/56	USD	1,800	(8,400)	(17,005)	8,605
4.64%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/56	GBP	22,857	829,623	(41,788)	871,411
4.83%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/56	GBP	300	(407)	(1,942)	1,535
								$ (25,052)	$ (526,153)	$ 501,101
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	11/18/35	USD	430	$ (1,980)	$ 9	$ (1,989)
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/22/36	USD	850	(3,048)	17	(3,065)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/23/36	USD	1,690	$ (6,965)	$ 35	$ (7,000)
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/26/36	USD	1,690	(8,888)	35	(8,923)
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/29/36	USD	2,530	(15,354)	53	(15,407)
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/11/36	USD	1,520	(6,564)	32	(6,596)
1.96%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	670	18,214	(148)	18,362
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	340	8,655	90	8,565
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	680	17,331	(1,142)	18,473
1.99%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	250	6,184	(42)	6,226
3.10%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	610	28,903	723	28,180
3.10%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	300	14,482	143	14,339
3.11%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	880	40,916	617	40,299
2.42%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/20/36	USD	1,290	667	27	640
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/23/36	USD	110	(30)	2	(32)
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/02/36	USD	320	(247)	7	(254)
							$ 92,276	$ 458	$ 91,818
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 36,435,151	$ —	$ 36,435,151
Common Stocks	—	—	1	1
Corporate Bonds	—	264,520,033	—	264,520,033

Schedule of Investments (unaudited)(continued)
March 31, 2026
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Foreign Agency Obligations	$ —	$ 4,191,255	$ —	$ 4,191,255
Municipal Bonds	—	3,368,528	—	3,368,528
Non-Agency Mortgage-Backed Securities	—	96,831,911	—	96,831,911
Preferred Securities
Capital Trusts	—	2,021,513	—	2,021,513
U.S. Government Sponsored Agency Securities	—	170,783,784	—	170,783,784
U.S. Treasury Obligations	—	85,308,665	—	85,308,665
Short-Term Securities
Money Market Funds	22,908,795	—	—	22,908,795
U.S. Government Sponsored Agency Securities	—	3,236,357	—	3,236,357
U.S. Treasury Obligations	—	12,645,334	—	12,645,334
Liabilities
Investments
TBA Sale Commitments	—	(3,589,496)	—	(3,589,496)
	$22,908,795	$675,753,035	$1	$698,661,831
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 45,563	$ —	$ 45,563
Foreign Currency Exchange Contracts	—	15,469	—	15,469
Interest Rate Contracts	9,554	2,763,469	—	2,773,023
Other Contracts	—	135,084	—	135,084
Liabilities
Credit Contracts	—	(278,037)	—	(278,037)
Interest Rate Contracts	(1,826,453)	(2,262,368)	—	(4,088,821)
Other Contracts	—	(43,266)	—	(43,266)
	$(1,816,899)	$375,914	$—	$(1,440,985)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
GOL	General Obligation Ltd.
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STACR	Structured Agency Credit Risk
TBA	To-Be-Announced
UK RPI	United Kingdom Retail Price Index
Master Portfolio Schedule of Investments